Related party Transactions and Balances - Schedule of Significant Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Related party Transactions and Balances - Schedule of Significant Transactions with Related Parties (Details) [Line Items]
Total revenues	$ 0	$ 0	$ 483
Provision of marketing, operation and technical support services to Jinjiang School [Member] | Jinjiang School [Member]
Related party Transactions and Balances - Schedule of Significant Transactions with Related Parties (Details) [Line Items]
Revenue by services	0	0	48
Provision of marketing, operation and technical support services to Quanzhou School [Member] | Quanzhou School [Member]
Related party Transactions and Balances - Schedule of Significant Transactions with Related Parties (Details) [Line Items]
Revenue by services	0	0	60
Processing of academic education applications to Jinjiang School [Member] | Jinjiang School [Member]
Related party Transactions and Balances - Schedule of Significant Transactions with Related Parties (Details) [Line Items]
Revenue by services	0	0	101
Processing of academic education applications to Quanzhou School [Member] | Quanzhou School [Member]
Related party Transactions and Balances - Schedule of Significant Transactions with Related Parties (Details) [Line Items]
Revenue by services	0	0	107
Sales of teaching and learning materials to Jinjiang School [Member] | Jinjiang School [Member]
Related party Transactions and Balances - Schedule of Significant Transactions with Related Parties (Details) [Line Items]
Revenue by services	0	0	74
Sales of teaching and learning materials to Quanzhou School [Member] | Quanzhou School [Member]
Related party Transactions and Balances - Schedule of Significant Transactions with Related Parties (Details) [Line Items]
Revenue by services	0	0	49
Online training to Jinjiang School [Member] | Jinjiang School [Member]
Related party Transactions and Balances - Schedule of Significant Transactions with Related Parties (Details) [Line Items]
Revenue by services	0	0	28
Online training to Quanzhou School [Member] | Quanzhou School [Member]
Related party Transactions and Balances - Schedule of Significant Transactions with Related Parties (Details) [Line Items]
Revenue by services	$ 0	$ 0	$ 16